Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of income tax [text block]	34 – Income Taxes Income tax expense/(benefit) in € m. 2023 2022 2021 Current tax expense (benefit): Tax expense (benefit) for current year 1,284 919 847 Adjustments for prior years 56 (132) 14 Total current tax expense (benefit) 1,340 787 861 Deferred tax expense (benefit): Origination and reversal of temporary differences, unused tax losses and tax credits 1,158 381 108 Effect of changes in tax law and/or tax rate 7 (19) (26) Adjustments for prior years (1,002) (1,256) (20) Total deferred tax expense (benefit) 163 (894) 62 Total income tax expense (benefit) 1,503 (107) 923 Total deferred tax expense/(benefit) includes benefits from previously unrecognized tax losses (tax credits/deductible temporary differences) and the reversal of previous write-downs and expenses arising from write-downs of deferred tax assets. The deferred tax expense/(benefit) was positively impacted by € 1.1 billion in 2023, by € 1.4 billion in 2022 and by € 242 million in 2021. The Global Minimum Taxation Rules or Pillar Two rules are applicable to Deutsche Bank starting in 2024, with Deutsche Bank AG as the ultimate parent. Deutsche Bank is required to annually calculate the global minimum tax or Pillar Two liability for group entities in close to 60 jurisdictions. However, temporary relief from the detailed Pillar Two calculations, which is determined on a jurisdiction by jurisdiction basis, may be available under transitional safe harbor provisions. These safe harbor provisions apply to tax years 2024-2026 and are based on the bank’s country-by-country reports filed annually with the German tax authorities and certain other financial data. While uncertainties remain regarding the application of the Pillar Two rules, further legislative developments and interpretative guidance in many countries are expected over time, and implementation efforts are ongoing, Deutsche Bank has assessed the potential impact on its financial position for 2024 on a best effort basis. The assessment considered a number of qualitative and quantitative factors. For one, Deutsche Bank’s blended statutory tax rate across all applicable jurisdictions on average ranges between 28 % to 30%, which is significantly higher than the minimum tax rate of 15%. For example, in 2023 the blended statutory rate amounted to 30%. In addition, of the close to 60 countries, 6 countries apply a statutory tax rate of less than 15 % to the bank’s operations. Furthermore, based on an analysis of the most recently available country-by-country report, it is estimated that Deutsche Bank will qualify for relief under the transitional safe harbor provisions in most of the jurisdictions it operates in. As a result, Deutsche Bank estimates that it will not be subject to a material Pillar Two liability in 2024. Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit) in € m. 2023 2022 2021 Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2022 and 31.3% for 2021) 2,490 1,705 1,101 Foreign rate differential (85) (115) (89) Tax-exempt gains on securities and other income (319) (217) (183) Loss (income) on equity method investments 0 (12) (11) Nondeductible expenses 392 429 287 Impairments of goodwill 55 (0) 1 Changes in recognition and measurement of deferred tax assets1 (1,238) (1,891) (227) Effect of changes in tax law and/or tax rate 7 (19) (26) Effect related to share-based payments 0 (5) 1 Other1 201 18 69 Actual income tax expense (benefit) 1,503 (107) 923 1 Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”. The domestic income tax rate, including corporate tax, solidarity surcharge, and trade tax, used for calculating deferred tax assets and liabilities was 31.3 % for 2023, 2022 and 2021. Changes in recognition and measurement of deferred tax assets in 2022 and 2021 mainly included the effect of the recognition of previously unrecognized deferred tax assets in the U.S. and in 2023 mainly in the UK. In determining the amount of deferred tax assets, the Group uses historical tax capacity and profitability information and, if relevant, forecasted operating results based upon approved business plans, including a review of the eligible carry-forward periods, available tax planning opportunities and other relevant considerations. The Group is under continuous examinations by tax authorities in various jurisdictions. “Other” in the preceding table includes the effects of these examinations by the tax authorities. Income taxes credited or charged to equity (other comprehensive income/additional paid in capital) in € m. 2023 2022 2021 Actuarial gains (losses) related to defined benefit plans 137 (642) (207) Net fair value gains (losses) attributable to credit risk related to financialliabilities designated as at fair value through profit or loss 18 (25) 5 Financial assets mandatory at fair value through other comprehensive income: Unrealized net gains (losses) arising during the period 59 312 111 Realized net gains (losses) arising during the period (reclassified to profit or loss) 1 (61) 68 Derivatives hedging variability of cash flows: Unrealized net gains (losses) arising during the period (132) 229 (2) Net gains (losses) reclassified to profit or loss (110) (18) 15 Other equity movement: Unrealized net gains (losses) arising during the period 151 192 88 Net gains (losses) reclassified to profit or loss 0 0 6 Income taxes credited (charged) to other comprehensive income 124 (13) 84 Other income taxes credited (charged) to equity 50 25 45 Major components of the Group’s gross deferred tax assets and liabilities in € m. Dec 31, 2023 Dec 31, 2022 Deferred tax assets: Unused tax losses 4,747 3,946 Unused tax credits 23 2 Deductible temporary differences: Trading activities, including derivatives 2,927 5,819 Employee benefits, including equity settled share based payments 1,828 1,653 Accrued interest expense 999 1,367 Loans and borrowings, including allowance for loans 949 791 Leases 855 865 Intangible Assets 80 43 Fair value OCI (IFRS 9) 332 387 Other assets 485 630 Other provisions 88 81 Other liabilities 6 1 Total deferred tax assets pre offsetting 13,319 15,585 Deferred tax liabilities: Taxable temporary differences: Trading activities, including derivatives 3,970 6,164 Employee benefits, including equity settled share based payments 291 245 Loans and borrowings, including allowance for loans 617 549 Leases 758 780 Intangible Assets 717 594 Fair value OCI (IFRS 9) 43 70 Other assets 272 371 Other provisions 89 85 Other liabilities 40 40 Total deferred tax liabilities pre offsetting 6,797 8,898 In August 2022, the U.S. enacted the corporate alternative minimum tax (CAMT). The CAMT is generally imposed at a rate of 15 % on profits before tax. The CAMT is not expected to increase the bank’s overall tax burden but may accelerate tax payments. The bank is subject to the CAMT rules starting in 2023. Deferred tax assets on unused tax credits in the preceding table include corporate alternative minimum tax credits of € 10 million as of December 31, 2023. Deferred tax assets and liabilities, after offsetting in € m. Dec 31, 2023 Dec 31, 2022 Presented as deferred tax assets 7,039 7,225 Presented as deferred tax liabilities 517 538 Net deferred tax assets 6,522 6,687 The change in the balance of deferred tax assets and deferred tax liabilities might not equal the deferred tax expense/(benefit). In general, this is due to (1) deferred taxes that are booked directly to equity, (2) the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, (3) the acquisition and disposal of entities as part of ordinary activities and (4) the reclassification of deferred tax assets and liabilities which are presented otherwise on the face of the balance sheet as components of other assets and liabilities. Items for which no deferred tax assets were recognized in € m. Dec 31, 2023¹ Dec 31, 2022¹ Deductible temporary differences (36) (773) Not expiring (5,119) (9,462) Expiring in subsequent period (28) (0) Expiring after subsequent period (55) (471) Unused tax losses (5,202) (9,933) Expiring after subsequent period 0 (0) Unused tax credits (1) (1) 1 Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes. Deferred tax assets were not recognized on these items because it is not probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. As of December 31, 2023 and December 31, 2022, the Group recognized deferred tax assets of € 5.3 billion and € 2.4 billion, respectively, that exceeded deferred tax liabilities in entities which have suffered a tax loss in either the current or preceding period. This is based on management’s assessment that it is probable that the respective entities will have taxable profits against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. In determining the amounts of deferred tax assets to be recognized, management uses historical profitability information and, if relevant, forecasted operating results, based upon approved business plans, including a review of the eligible carry-forward periods, tax planning opportunities and other relevant considerations. As of December 31, 2023 and December 31, 2022, the Group had temporary differences associated with the Group’s parent company’s investments in subsidiaries, branches and associates and interests in joint ventures of € 349 million and € 244 million respectively, in respect of which no deferred tax liabilities were recognized.